Note 16 - Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) € in Millions, u-2 in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Abstract]
Number of associates Deutsche Bank Group holds interests	53	59
Number of jointly controlled entities Deutsche Bank Group holds interests	9	10
Investment in Huarong Rongde Asset Management Company Ltd
Dividends received	€ 0	€ 0
Impairment	73	97
Investment in Harvest Fund Management Co., LTD
Dividends received	€ 45	68
Impairment		€ 0